Shareholder Report, Average Annual Return (Details) 196088_Leuthold Grizzly Short Fund_Retail_TSR Annual {Retail}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Retail
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail (without sales charge)
Average Annual Return, Percent	(5.12%)	(10.33%)	(14.94%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P MidCap 400 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Total Return Index
Average Annual Return, Percent	6.13%	13.61%	10.82%